Deferred Tax Balances - Deferred Tax Liabilities (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 5,437,450	$ 1,640,025
Set-off of deferred tax liabilities pursuant to set-off provisions	(5,437,450)	(1,640,025)
Net deferred tax liabilities	0	0
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	681,933	1,637,234
Unrealized exchange gain [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	4,688,663	0
Accrued income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 66,854	$ 2,791